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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Peak Investments, LLC
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald J. Krystyniak
         -------------------------------
Title:   Managing Member
         -------------------------------
Phone:   (213) 891-6311
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Ronald J. Krystyniak        Los Angeles, CA    January 31, 2005
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]      [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         The Cypress Funds, LLC
       ---------------          ------------------------------------
    28-                         Oakmont Corporation
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:            49
                                        --------------------

Form 13F Information Table Value Total:       676,772
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column] headings and list entries.]

    No.       Form 13F File Number         Name

              28-                          The Cypress Funds, LLC
    ------       -----------------         ---------------------------------

              28-                          Oakmont Corporation
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ----------------------  ----------  ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------  ----------  ---------- ------ -------- ------
AIRTRAN HOLDINGS INC            Common     00949P108  21,599  2,018,600                  Other     Oakmont
                                                                                                 Corporation  Sole
ALLERGAN INC                    Common     018490102   4,135     51,000                  Other     Oakmont
                                                                                                 Corporation  Sole
ALLERGAN INC                    Common     018490102   6,729     83,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
AMERICAN TECHNOLOGY CORP        Common     030145205   3,964    358,700                  Other     Oakmont
                                                                                                 Corporation  Sole
AUTOMATIC DATA PROCESSING INC   Common     053015103   8,892    200,500                  Other   The Cypress
                                                                                                  Funds LLC   Sole
BOEING CO                       Common     097023105  15,697    303,200                  Other     Oakmont
                                                                                                 Corporation  Sole
BOEING CO                       Common     097023105   8,278    159,900                  Other   The Cypress
                                                                                                  Funds LLC   Sole
BURLINGTON NORTHERN SANTA FE
 CORP                           Common     12189T104   8,279    175,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
CATERPILLAR INC                 Common     149123101  10,190    104,500                  Other   The Cypress
                                                                                                  Funds LLC   Sole
COMPUGEN LTD                    Common     M25722105     633    122,825                  Other     Oakmont
                                                                                                 Corporation  Sole
COSTCO WHOLESALE CORP           Common     22160K105  18,839    389,150                  Other     Oakmont
                                                                                                 Corporation  Sole
COSTCO WHOLESALE CORP           Common     22160K105   9,682    200,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
DELPHI FINANCIAL GROUP,
 INC                            Common     247131105  24,914    539,841                  Other     Oakmont
                                                                                                 Corporation  Sole
ENCANA CORP                     Common     292505104  20,459    358,400                  Other     Oakmont
                                                                                                 Corporation  Sole
ENCANA CORP                     Common     292505104  10,249    180,900                  Other   The Cypress
                                                                                                  Funds LLC   Sole
FEDEX CORP                      Common     31428X106   7,879     80,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
FLEXTRONICS INTL LTD            Common     Y2573F102  11,277    816,000                  Other     Oakmont
                                                                                                 Corporation  Sole
FREEPORT MCMORAN COPPER &
 GOLD CL B                      Common     35671D857   4,067    106,311                  Other     Oakmont
                                                                                                 Corporation  Sole
FREEPORT MCMORAN COPPER &
 GOLD CL B                      Common     35671D857   9,787    256,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
GENERAL ELECTRIC                Common     369604103  16,425    450,000                  Other     Oakmont
                                                                                                 Corporation  Sole
GENERAL ELECTRIC                Common     369604103  10,731    294,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
HILTON HOTELS CORP              Common     432848109  17,519    770,400                  Other     Oakmont
                                                                                                 Corporation  Sole
INCO LTD                        Common     453258402   8,158    221,800                  Other   The Cypress
                                                                                                  Funds LLC   Sole
INTEL CORP                      Common     458140100   7,719    330,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
INTERNATIONAL GAME TECHNOLOGY   Common     459902102   5,405    157,200                  Other     Oakmont
                                                                                                 Corporation  Sole
INTERNATIONAL GAME TECHNOLOGY   Common     459902102   8,595    250,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
INVESTORS FINANCIAL SERVICES
 CORP                           Common     461915100 179,051  3,582,462                  Other     Oakmont
                                                                                                 Corporation  Sole
INVESTORS FINANCIAL SERVICES
 CORP                           Common     461915100  19,867    397,500                  Other   The Cypress
                                                                                                  Funds LLC   Sole
MANNKIND CORPORATION            Common     56400P201   2,520    160,000                  Other     Oakmont
                                                                                                 Corporation  Sole
MAXIM INTEGRATED PRODUCTS INC   Common     57772K101   6,782    160,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
MCMORAN EXPLORATION  CO         Common     582411104   6,990    373,795                  Other     Oakmont
                                                                                                 Corporation  Sole
MCMORAN EXPLORATION  CO         Common     582411104  10,762    575,500                  Other   The Cypress
                                                                                                  Funds LLC   Sole
MCMORAN EXPLORATION  CO       NOTE 6.00%   582411AB0   4,153     27,500                  Other     Oakmont
                                                                                                 Corporation  Sole
MICROSOFT CORP                  Common     594918104   7,324    274,113                  Other     Oakmont
                                                                                                 Corporation  Sole
MORGAN STANLEY                  Common     617446448  16,489    297,000                  Other     Oakmont
                                                                                                 Corporation  Sole
MORGAN STANLEY                  Common     617446448  10,271    185,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
PFIZER INC                      Common     717081103   1,802     67,000                  Other     Oakmont
                                                                                                 Corporation  Sole
PFIZER INC                      Common     717081103   8,521    316,900                  Other   The Cypress
                                                                                                  Funds LLC   Sole
ROBERT HALF INTERNATIONAL INC   Common     770323103  11,213    381,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
SEI INVESTMENTS CO              Common     784117103   3,694     88,100                  Other     Oakmont
                                                                                                 Corporation  Sole
STRATUS PROPERTIES INC          Common     863167201   1,487     92,755                  Other     Oakmont
                                                                                                 Corporation  Sole
SYMANTEC CORP                   Common     871503108   4,366    169,500                  Other     Oakmont
                                                                                                 Corporation  Sole
SYMANTEC CORP                   Common     871503108   6,453    250,500                  Other   The Cypress
                                                                                                  Funds LLC   Sole
SYNTROLEUM CORP                 Common     871630109  58,629  7,301,240                  Other     Oakmont
                                                                                                 Corporation  Sole
TELLABS INC                     Common     879664100   4,982    580,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
TIFFANY & CO                    Common     886547108     707     22,100                  Other     Oakmont
                                                                                                 Corporation  Sole
UNIVISION COMMUNICATIONS INC    Common     914906102   9,156    312,800                  Other     Oakmont
                                                                                                 Corporation  Sole
UNIVISION COMMUNICATIONS INC    Common     914906102  10,245    350,000                  Other   The Cypress
                                                                                                  Funds LLC   Sole
VASOGEN INC                     Common     92232F103  11,207  2,205,000                  Other     Oakmont
                                                                                                 Corporation  Sole
                                                     -------
                                                     676,772
                                                     -------
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